Financial Risk Management and Financial Instruments - Additional Information (Details) £ in Millions, kr in Millions, $ in Millions						12 Months Ended
	Nov. 05, 2018 EUR (€) shares	Apr. 03, 2018 EUR (€)	Jul. 13, 2017 EUR (€) shares	Jul. 13, 2017 USD ($) shares	Oct. 17, 2016 EUR (€) shares	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 AUD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 SEK (kr)	Dec. 31, 2017 USD ($)
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Ordinary shares authorized to be repurchased | shares	10,000,000
Share repurchase program expiry date						Apr. 21, 2021	Apr. 21, 2021
Percentage of investment in counterparties and instruments						10.00%	10.00%
Description of cash investment						Investments are subject to credit rating thresholds and at the time of investment, no more than 10% of surplus cash can be invested in any one issuer (excluding certain government bonds and investments in cash management banks)	Investments are subject to credit rating thresholds and at the time of investment, no more than 10% of surplus cash can be invested in any one issuer (excluding certain government bonds and investments in cash management banks)
Weighted average maturity description of portfolio						The weighted-average maturity of the portfolio shall not be greater than 2 years, and the final maturity of any investment is not to exceed 5 years.	The weighted-average maturity of the portfolio shall not be greater than 2 years, and the final maturity of any investment is not to exceed 5 years.
Short term investments maximum liquidity period						90 days	90 days
Credit losses on short term investments						€ 0		€ 0
Currency strengthening percentage						10.00%	10.00%	10.00%
Currency weakening percentage						10.00%	10.00%	10.00%
Closing exchange rate								€ 26,000,000
Effect of 10 percentage change in Euro against translation exposure currencies on equity						€ 12,000,000		€ 27,000,000
Impact of percentage change in currency exchange on equity						10.00%	10.00%	10.00%
Increase or decrease in interest rate						1.00%	1.00%	1.00%
Impact of change in interest rate on interest income						€ 8,000,000		€ 8,000,000
Changes in share price percentage						10.00%	10.00%	10.00%
Impact on the accrual for social costs on outstanding share-based payment awards						€ 11,000,000		€ 16,000,000
Gain associated with the changes in fair value of instruments						8,000,000		2,000,000
Transfers between levels						€ 0		0
Warrants sold to acquire ordinary shares			€ 9,000,000		€ 27,000,000
Ordinary shares acquired trough warrants issue | shares			1,600,000	1,600,000	5,120,000
Exercise price of warrants | $				$ 89.73			$ 50.61
Warrant exercise price number of times of fair market value of ordinary shares			1.3 times	1.3 times		1.2 times	1.2 times
Expenses recorded within finance costs						€ 201,000,000		524,000,000	€ 245,000,000
Reclassification of convertible notes to other paid in capital within equity		€ 1,100,000,000
Tencent Music Entertainment Group
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Changes in share price percentage						10.00%	10.00%
Non-controlling equity interest percentage						9.00%	9.00%
Investments transferred from level 3 to level 1						€ 1,630,000,000
Mark to market gains on long term investments						€ 720,000,000
Non Designated Hedges
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Notional amount								25,000,000						$ 310,000,000
Warrants
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Percentage of increase decrease in ordinary share price						10.00%	10.00%
Convertible Notes
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Expenses recorded within finance costs		€ 123,000,000
Cash Flow Hedges | Foreign Exchange Forwards
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Notional amount						€ 968,000,000				$ 48,000,000	$ 330	£ 484	kr 1,869
Financial Credit Risk
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Cash and cash equivalents and short term investments						1,806,000,000		1,509,000,000
Bottom Of Range [Member] | Tencent Music Entertainment Group
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Value of the long term investment						1,467,000,000		819,000,000
Bottom Of Range [Member] | Contingent Options
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Value of contingent options								2,000,000
Bottom Of Range [Member] | Warrants
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Value of warrants						273,000,000		275,000,000
Top of range
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Approved share repurchase amount	€ 1,000,000,000
Top of range | Tencent Music Entertainment Group
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Value of the long term investment						1,793,000,000		1,001,000,000
Top of range | Contingent Options
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Value of contingent options								4,000,000
Top of range | Warrants
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Value of warrants						€ 399,000,000		€ 403,000,000
Top of range | Cash Flow Hedges
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Maximum headging period						13 months	13 months
Foreign exchange forward contract heading term						1 year	1 year